Earn-out Consideration	12 Months Ended
Dec. 31, 2015
Earn-out Consideration
Earn-out Consideration
NOTE 7:	EARN-OUT CONSIDERATION

The earn-out consideration is based on revenues recognized for each of the years ended December 31, 2015, 2014 and 2013. As of December 31, 2015, the period for determining the fair value of the earn-out consideration has ended, and the value as of said date represents the remaining actual undiscounted cash-flow that is expected from the liability. During 2015, 2014 and 2013 the Company made a payment of $457 thousand, $351 thousand and $3,994 thousand respectively on account of the earn-out. During 2015, 2014 and 2013 the fair value of the liability was reduced by $75 thousand, $744 thousand and $3,276 thousand respectively.